Average Annual Total Returns	12 Months Ended	48 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
S&P 500 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	13.75%
Bloomberg U.S. Universal Bond Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	2.04%	(1.72%)
Sound Equity Dividend Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.63%	10.74%
Performance Inception Date		Dec. 30, 2020
Sound Equity Dividend Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	1.54%	9.66%
Sound Equity Dividend Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.34%	8.40%
Sound Enhanced Fixed Income ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	6.49%	3.38%
Performance Inception Date		Dec. 30, 2020
Sound Enhanced Fixed Income ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.93%	1.34%
Sound Enhanced Fixed Income ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.09%	1.85%